29 Related party transactions (Details) - BioConnection BV [member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchase of good	£ 296	£ 18
Amounts owed by related parties		£ 8